Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	SUNOCO LP
Entity Incorporation, State or Country Code	TX
Entity File Number	001-35653
Entity Tax Identification Number	30-0740483
Entity Address, Address Line One	8111 Westchester Drive, Suite 400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	981-0700
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	SUN
Security Exchange Name	NONE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001552275